NOTE A: NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Jul. 31, 2012
Schedule of Inventory, Current [Table Text Block]

	July 31, 2012	October 31, 2011
Raw materials	$ 13,083	$ 9,320
Finished goods	8,923	7,853
	$ 22,006	$ 17,173

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]

Year ended October 31,
2012	$787
2013	3,144
2014	3,144
2015	3,144
2016	3,144
Thereafter	8,002
$21,367